CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 17, 2021
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000	40,000,000,000
Ordinary shares, shares issued (in shares)	3,805,284,801	3,805,284,801
Ordinary shares, shares outstanding (in shares)	3,562,097,466	3,508,413,941
Parent Company
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000
Ordinary shares, shares issued (in shares)	3,805,284,801	3,805,284,801
Ordinary shares, shares outstanding (in shares)	3,562,097,466	3,508,413,941